485(B) EXTENSION NOTICE

SEC Registration Nos.

2-76510 and 811-3416

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 49

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT ACT OF 1940

Amendment No. 49

The Calvert Fund

Calvert Long Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing               XX on August 1, 2004

pursuant to paragraph (b)                pursuant to paragraph (b)

__ 60 days after filing                      __ on (date)

pursuant to paragraph (a)                pursuant to paragraph (a)

of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 28th day of June, 2004.

THE CALVERT FUND

By:

_________**__________

Barbara J. Krumsiek

President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                  Title                                          Date

__________**____________            President and Trustee               6/28/04

Barbara J. Krumsiek                 (Principal Executive Officer)

__________**____________            Principal Accounting Officer      6/28/04

Ronald M. Wolfsheimer

__________**____________            Trustee                                     6/28/04

Richard L. Baird, Jr.

__________**____________            Trustee                                     6/28/04

Frank H. Blatz, Jr., Esq.

__________**____________            Trustee                                     6/28/04

Douglas E. Feldman

__________**____________            Trustee                                     6/28/04

Peter W. Gavian

__________**____________            Trustee                                     6/28/04

John G. Guffey, Jr.

__________**____________            Trustee                                     6/28/04

M. Charito Kruvant

__________**____________            Trustee                                     6/28/04

Arthur J. Pugh

__________**____________            Trustee                                     6/28/04

David R. Rochat

__________**____________            Trustee                                     6/28/04

D. Wayne Silby

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney

/s/ Ivy Wafford Duke